RETIREMENT PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
RETIREMENT PLAN [Abstract]
RETIREMENT PLAN	NOTE 9 – RETIREMENT PLAN The Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. There were no contributions charged to expense in 2015 and 2014.	NOTE 10 – RETIREMENT PLAN The Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. There were no contributions charged to expense in 2014 and 2013.